Long-term Debt	12 Months Ended
Dec. 31, 2018
Long-term Debt [Abstract]
Long-term Debt:

11.Long-term Debt:

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,
	2017	2018
Secured Credit Facilities - Drybulk Segment	$-	$75,582
Secured Credit Facilities - Tanker Segment	-	124,757
Secured Credit Facilities - Gas Carrier Segment	147,716	-
Secured financing arrangements - Drybulk Segment	-	91,937
Less: Deferred financing costs	(2,378)	(2,193)
Total debt	145,338	290,083
Less: Current portion	(11,635)	(38,795)
Long-term portion	$133,703	$251,288

Secured credit facilities

The Company’s secured credit facilities are payable in U.S. Dollars in quarterly installments with balloon payments due at maturity until March 2024. Interest rates on the outstanding credit facilities as at December 31, 2018, are based on LIBOR plus a margin.

On November 18, 2016, the Company reached an agreement for the settlement of its outstanding obligation under a secured credit facility dated June 20, 2008, with the respective lender. Under the terms of the agreement, the lending bank agreed to a write-off of almost half of the outstanding principal and interest due. A gain of $8,366 was recognized as part of the transaction included in “Gain on debt restructuring” in the accompanying consolidated statement of operations for the year ended December 31, 2016. On November 18, 2016, the Company repaid $8,200 of principal, as per agreement and during 2017, it fully repaid the outstanding amount totaling $2,000, according to the agreement concluded on November 18, 2016, under its secured credit facility dated June 20, 2008.

As of December 31, 2016, the Company was in breach of certain financial covenants regarding its secured credit facility dated March 19, 2012 and had not made principal repayments and interest payments under this agreement. As a result of this non-compliance and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company classified the respective secured credit facility amounting to $14,935 as current liability at December 31, 2016. On April 24, 2017, the Company made a prepayment of $15,158 and repaid in full the outstanding amount and overdue interest under its secured credit facility dated March 19, 2012.

On June 22, 2017, the Company’s wholly-owned subsidiaries entered into a secured credit facility of up to $150,000 to partially finance the construction costs relating to the four VLGCs, the Anderida, Aisling, Mont Fort and Mont Gelé. The facility beared interest at LIBOR plus a margin and was repayable in twenty-four quarterly installments and a balloon payment at maturity and was secured by first mortgage over the Company’s four VLGCs (Note 7). As of December 31, 2017, the Company drew the whole amount of $150,000, related to the delivery of the four VLGCs. On October 15, October 30 and November 5, 2018, the VLGCs Mont Gelé, Mont Fort and Anderida, Aisling, respectively, were delivered to their new owners according to the terms of the Memoranda of Agreement dated July 4, 2018 (Notes 6,7) and their outstanding at that time credit facility balance total amounted to $137,820 was fully repaid along with their associated costs.

On January 24, 2018, the Company’s wholly-owned subsidiaries entered into a secured credit facility of up to $90,000. The facility bears interest at LIBOR plus a margin, is repayable in twenty quarterly installments and a balloon payment at maturity, and is secured by first priority mortgage over the vessels Shiraga, Samsara, Stamos and Balla (Note 7). On January 26, 2018, the Company drew down the full amount of $90,000.

On January 29, 2018, the Company’s wholly-owned subsidiaries entered into a secured credit facility of up to $35,000. The facility bears interest at LIBOR plus a margin, is repayable in twenty-four quarterly installments and a balloon payment at maturity, and is secured by first priority mortgage over the vessels Valadon, Matisse and Rapallo (Note 7). On March 7, 2018, the Company drew down the full amount of $35,000.

On March 8, 2018, the Company’s wholly-owned subsidiaries entered into a secured credit facility of up to $30,000. The facility bears interest at LIBOR plus margin, is repayable in twenty-four quarterly installments and a balloon payment at maturity, and is secured by first priority mortgage over the vessels Judd and Raraka (Note 7). On March 13, 2018, the Company drew down the full amount of $30,000.

On June 1, 2018, the Company, as part of the acquisition of the vessel owning company of the Newcastlemax drybulk carrier Huahine (Notes 4, 7), assumed the outstanding secured credit facility of $16,500. The facility bears interest at LIBOR plus margin, is repayable in six quarterly installments and a balloon payment at maturity, and is secured by first priority mortgage over the vessel Huahine (Note 7).

On June 8, 2018, the Company, as part of the acquisition of the vessel owning company of the Suezmax vessel Marfa (Notes 4, 7), assumed the outstanding secured credit facility of $33,833. The facility bears interest at LIBOR plus margin, is repayable in twenty-two quarterly installments and a balloon payment at maturity, and is secured by first priority mortgage over the vessel Marfa (Note 7).

On December 14, 2018, the Company, as part of the acquisition of the vessel owning company of the Aframax tanker vessel Botafogo (Notes 4, 7), assumed the outstanding secured credit facility of $8,929. The facility bears interest at LIBOR plus margin, is repayable in five quarterly installments and a balloon payment at maturity, and is secured by first priority mortgage over the vessel Botafogo (Note 7).

Secured financing arrangements

On April 2, 2018, the Company’s wholly-owned subsidiary entered into a finance lease arrangement with a major Chinese leasing company for the Company’s Kamsarmax drybulk carrier, the Kelly, pursuant to a memorandum of agreement and a bareboat charter agreement. The financing provided for the transfer of the Kelly to the buyer for 50% of the agreed purchase price of $26,218 and at the same time chartered it back for a period of ten years (expiration in April 2028). The financing amount (charterhire) bears interest at LIBOR plus a margin, is repayable in forty quarterly installments, with a balloon payment at maturity and is secured by corporate guarantees. As part of the agreement, the Company has purchase options to reacquire the vessel during the bareboat charter period, with the first of such options exercisable on the first anniversary from the vessel's delivery date. There is also a purchase obligation upon payment of the balloon at the last repayment date. On April 13, 2018, the vessel was delivered and chartered back to the Company, and the Company also drew down the full financing amount of $13,109.

On May 4, 2018, five of the Company’s wholly-owned subsidiaries entered into five finance lease arrangements with a major Chinese leasing company for the Company’s drybulk carriers Nasaka, Morandi, Marini, Bacon and Castellani, pursuant to five memoranda of agreements and bareboat charter agreements. The financing provided for the transfer of the underlying vessels to the buyer for 50% of the aggregate purchase price of $164,000 and at the same time chartered it back for a period of eight years (expiration in May 2026). The aggregate financing amount (charterhire) bears interest at LIBOR plus a margin, is repayable in thirty-two quarterly installments, with balloon payments at maturity and is secured by corporate guarantees. As part of the agreements, the Company has purchase options to re-acquire each vessel during the bareboat charter period, with the first of such options exercisable on the first anniversary of each vessel’s delivery date. There are also purchase obligations upon payment of each balloon payment at each last repayment date. On May 15, 2018, the vessels were delivered and chartered back to the Company, and the Company also drew down the full aggregate financing amount of $82,000.

In accordance with ASC 842 and ASC 606-10, these transactions were accounted for as financing arrangements and not as transactions involving sale-leaseback, due to the repurchase obligation clauses included in the agreements. Therefore, the Company continues to recognize these vessels at their net book values on the consolidated balance sheet and also recognizes (i) a financial liability for the financing amount drawn down on the accompanying consolidated balance sheet under “Long term debt, net of deferred finance costs” and (ii) the variable amount of consideration paid under “Interest and finance cost” in the accompanying consolidated statement of operations.

The aggregate available undrawn amount under the Company’s secured credit facilities and financing arrangements at December 31, 2017 and 2018 was $0. The weighted-average interest rates on the above outstanding secured credit facilities and financing arrangements were: 3.15%, 3.37% and 4.60% for the years ended December 31, 2016, 2017 and 2018, respectively.

The table below presents the movement for secured credit facilities and financing arrangements throughout 2018:

Debt	Debt agreement date	Original Amount	December 31, 2017	New debt/ Acquisitions	50% Set-off price	Repayments	December 31, 2018
Secured Credit Facility	June 22, 2017	$150,000	$147,716	$-	$-	$(147,716)	$-
Secured Credit Facility	January 24, 2018	90,000	-	90,000	-	(6,255)	83,745
Secured Credit Facility	January 29, 2018	35,000	-	35,000	-	(2,543)	32,457
Secured Credit Facility	March 8, 2018	30,000	-	30,000	-	(1,875)	28,125
Secured Credit Facility	October 13, 2013	30,000	-	16,500	-	(1,500)	15,000
Secured Credit Facility	September 1, 2017	35,000	-	33,833	-	(1,750)	32,083
Secured Credit Facility	January 20, 2010	30,000	-	8,929	-	-	8,929
Secured Financing Arrangement	April 2, 2018	26,218	-	26,218	(13,109)	(439)	12,670
Secured Financing Arrangements	May 4, 2018	164,000	-	164,000	(82,000)	(2,733)	79,267
			$147,716	$404,480	$(95,109)	$(164,811)	$292,276

The Company’s secured credit facilities are secured by mortgages over the Company’s vessels (Note 7), corporate guarantees, first priority assignments of all freights in excess of twelve months, earnings, insurances and requisition compensation. The Company’s financing arrangements are secured by corporate guarantees and first priority assignments of all freights, earnings, insurances and requisition compensation. The Company’s secured credit facilities and financing arrangements contain customary financial covenants that restrict, without the bank’s prior consent, changes in management and ownership of the vessels, the incurrence of additional indebtedness and mortgaging of vessels and changes in the general nature of the Company’s business.

Under the Company’s credit facilities and financing arrangements, Mr. Economou must generally continue to beneficially own at least 50% of either (i) the Company’s issued and outstanding share capital or (ii) the Company’s issued and outstanding voting share capital. In addition, the Company’s credit facilities and financing arrangements require the Company and its subsidiaries to satisfy certain financial covenants.

Depending on the credit facility or financing arrangement, these financial covenants require to maintain (i) minimum liquidity; (ii) a maximum leverage ratio; (iii) a minimum debt service cover ratio; (iv) a minimum market adjusted net worth; (v) a minimum solvency ratio and (vi) a minimum working capital level. Also, the credit facilities and financing arrangements, require to maintain specified financial ratios, mainly to ensure that the market value of the mortgaged vessels under the applicable credit facility, determined in accordance with the terms of that facility, does not fall below a certain percentage of the outstanding amount of the loan, which is referred as a value maintenance clause or loan-to-value ratio. All of the Company’s credit facilities and financing arrangements also contain cross-acceleration or cross-default provisions that may be triggered by a default under one of the Company’s other credit facilities and financing arrangements. These covenants may limit the ability of certain of the Company’s subsidiaries to, among other things, without the relevant lenders’ or counterparties’ prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.

As of December 31, 2018, the Company was in compliance with the covenants regarding its secured credit facilities and financing arrangements.

Total interest incurred on long-term debt and amortization of debt issuance costs, including capitalized interest, for the years ended December 31, 2016, 2017 and 2018, amounted to $8,299, $17,125 and $20,613, respectively. These amounts net of capitalized interest are included in “Interest and finance costs” in the accompanying consolidated statement of operations.

The annual principal payments required to be made after December 31, 2018, for credit facilities and financing arrangements including balloon payments, totaling $292,276, are as follows:

Due through December 31, 2019	$39,337
Due through December 31, 2020	30,408
Due through December 31, 2021	22,908
Due through December 31, 2022	22,908
Due through December 31, 2023	85,370
Thereafter	91,345
Total principal payments	292,276
Less: Financing fees	(2,193)
Total debt	$290,083

The Loan Facility Agreement with Sierra is discussed in Note 4 herein.